PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	NOTE 8: PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS 8.1 Employees and key management personnel
As of December 31, 2024, 2023 and 2022, ArcelorMittal had
approximately 125,000, 127,000 and 154,000 employees,
respectively, and the total annual compensation of
ArcelorMittal’s employees in 2024, 2023 and 2022 was as
follows:

	Year ended December 31,
Employee Information	2024	2023	2022
Wages and salaries	6,875	6,868	6,463
Defined benefits cost (see note 8.2)	82	148	153
Other staff expenses	1,173	1,318	1,300
Total	8,130	8,334	7,916
The total annual compensation of ArcelorMittal’s key
management personnel, including its Board of Directors, in
2024, 2023 and 2022 was as follows:

	Year ended December 31,
	2024	2023	2022
Base salary and directors fees	12	11	11
Short-term performance- related bonus	13	9	16
Post-employment benefits	1	1	1
Fair value of long-term incentives	14	9	7
The fair value of the shares allocated based on Restricted Share
Unit (“RSU”) and Performance Share Unit (“PSU”) plans to
ArcelorMittal’s key management personnel was recorded as an
expense in the consolidated statements of operations over the relevant vesting periods.
As of December 31, 2024, 2023 and 2022, ArcelorMittal did not
have any outstanding loans or advances to members of its
Board of Directors or key management personnel, and, as of
December 31, 2024, 2023 and 2022, ArcelorMittal had not given any guarantees for the benefit of any member of its Board of
Directors or key management personnel. 8.2    Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are
principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external insurance or funds for certain employees. Contributions are paid in return for services rendered by the employees during the period.
Contributions are expensed as incurred consistent with the
recognition of wages and salaries.
Defined benefit plans are those plans that provide guaranteed benefits to certain employees, either by way of contractual
obligations or through a collective agreement. For defined
benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets.
The impact arising from the remeasurement of the benefit
obligation and plan assets due to experience and changes in
actuarial assumptions are charged or credited to other
comprehensive income in the period in which they arise. Any
assets resulting from this calculation are limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative
expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of net financing costs in the
consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is
recognized immediately in the consolidated statements of
operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract usually following the
decision of the employee before the normal retirement date.
Liabilities for termination plans are recognized when the affected employees have formally been informed and when amounts
owed have been determined using an appropriate actuarial
calculation. Liabilities relating to long-term termination plans
(like early retirement plans) are calculated annually based on the number of employees that have taken or contractually
agreed to take early retirement and are discounted using an
interest rate that corresponds to that of high-quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary separation plans. Voluntary
retirement plans primarily correspond to the practical
implementation of social plans or are linked to collective
agreements signed with certain categories of employees. The
Company recognizes a liability and expense when it can no
longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or
their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and
sabbatical awards, disability benefits and long-term
compensated absences such as sick leave. The amount
recognized as a liability is the present value of benefit
obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the
consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-
employment benefits, as well as the carrying amount of the
related liability/asset on the consolidated statements of financial position are based on several assumptions and factors such as discount rates, expected rate of compensation increase,
healthcare cost trend rates, mortality rates and retirement rates.
•Discount rates – The present value of the defined
benefit obligation is determined by discounting the
estimated future cash outflows using interest rates of
high-quality corporate bonds that are denominated in
the currency in which the benefit will be paid. In
countries where there is no deep market in such
bonds, the market rates on government bonds are
used. Nominal interest rates vary worldwide due to
exchange rates and local inflation rates.
•Rate of compensation increase – The rate of
compensation increase reflects actual experience and
the Company’s long-term outlook, including
contractually agreed wage rate increases for
represented hourly employees.
•Healthcare cost trend rate – The healthcare cost trend
rate is based on historical retiree cost data, near-term
healthcare outlook, including appropriate cost control
measures implemented by the Company, and industry
benchmarks and surveys.
•Mortality and retirement rates – Mortality and
retirement rates are based on actual and projected
plan experience.
Statements of Financial Position
Total deferred employee benefits including pension or other
post-employment benefits, are as follows:

	December 31,
	2024	2023
Pension plan benefits	1,310	1,594
Other post-employment benefits and other long-term employee benefits ("OPEB")	884	967
Termination benefits	117	134
Defined benefit liabilities	2,311	2,695
Provisions for social plans (non-current)	27	46
Total	2,338	2,741
This note, including the table above, discloses the following benefit categories:
•pension plan benefits are pension plans and lump sum
benefits that are classified under post-employment
benefits as required by IAS 19 which are not
mandatory by law;
•other post-employment and other long-term employee
benefits, also referred to as, OPEB which includes all
other post-employment benefits as defined in IAS 19
(e.g. lump sum benefits which are mandatory by law,
medical insurance and life insurance) together with all
other long-term employee benefits as defined in IAS
19;
•termination benefits, which relate to provisions for long
term termination benefits as defined in IAS 19 (e.g.
early retirement benefits). The provisions for
termination benefits relate to European countries
(Belgium and Germany); and
•provisions for social plans (non-current) which relate to
provisions for social plans in restructuring provisions as
required by IAS 37.
Pension plans
This section includes post-employment benefits that are pension plan and lump sum benefits which are not mandatory by law. A summary of the significant defined benefit pension plans is as follows:
Canada
The primary pension plans are those of ArcelorMittal Dofasco,
AMMC and ArcelorMittal Long Products Canada.
The ArcelorMittal Dofasco pension plan is a hybrid plan
providing the benefits of both a defined benefit and defined contribution pension plan. The defined contribution component is financed by both employer and employee contributions. The employer’s defined contribution is based on a percentage of
company profits. The defined benefit pension plan was closed for new hires on December 31, 2010 and replaced by a new
defined contribution pension plan with contributions related to age, service and earnings.
At the end of 2012, ArcelorMittal Dofasco froze and capped
benefits for the majority of its hourly and salaried employees who were still accruing service under the defined benefit plan and began transitioning these employees to the new defined
contribution pension plan for future pension benefits.
In 2023 and 2024, ArcelorMittal Dofasco entered into buy-in
transactions for a portion of its fully funded pension plans representing 352 and 356 obligations, respectively.
The AMMC defined benefit plan provides salary related benefit for non-union employees and a flat dollar pension depending on an employee’s length of service for union employees. This plan was closed for new non-union hires on December 31, 2009 and
replaced by a defined contribution pension plan with
contributions related to age and service. Unionized employees of AMMC have the choice, after their first year of employment, to remain in the defined benefit plan or to transfer to the unionized employees’ defined contribution plan. Effective January 1, 2015,
AMMC implemented a plan to transition its non-union
employees who were still benefiting under the defined benefit plan to a defined contribution pension plan. The transition period was completed as of January 1, 2025.
In 2023, AMMC entered into a buy-in transaction for a portion of its fully funded pension plans representing obligations of 100.
ArcelorMittal Long Products Canada sponsors several defined
benefit and defined contribution pension plans for its various groups of employees, with most defined benefit plans closed to new entrants several years ago. The primary defined benefit
pension plan sponsored by ArcelorMittal Long Products Canada provides certain unionized employees with a flat dollar pension depending on an employee’s length of service.
ArcelorMittal Long Products Canada continued to operate under a six-year collective labor agreement ("CLA") renewed on
August 1, 2020 with its Contrecoeur-West union group. Its
defined benefit plan was closed to new hires and a new defined contribution type arrangement was established for new hires. A six-year labor agreement was renewed on February 1, 2022 and it covers Contrecoeur East and Longueuil facilities; its defined benefit pension plan is offered for all employees including new hires.
In 2020 and 2022, ArcelorMittal Long Products Canada entered into buy-in transactions for a portion of its fully funded pension plans representing 278 obligations.
Brazil
The primary defined benefit plans, financed through trust
funds, have been closed to new entrants. Brazilian entities have all established defined contribution plans that are financed by employer and employee contributions.
Europe
Certain European operating subsidiaries maintain primarily
unfunded defined benefit pension plans for a certain number of employees. Benefits are based on such employees’ length of
service and applicable pension table under the terms of
individual agreements. Some of these unfunded plans have
been closed to new entrants and replaced by defined
contribution pension plans for active members financed by
employer and employee contributions.
As from December 2015 new Belgian legislation modifies the
minimum guaranteed rates of return applicable to Belgian
defined contribution plans. For insured plans, the rates of 3.25%
on employer contributions and 3.75% on employee contributions will continue to apply to the accumulated pre-2016 contributions.
For contributions paid as from January 1, 2016, a new variable minimum guaranteed rate of return applies. From 2016 through
2024, the minimum guaranteed rate of return was 1.75%. For
new contributions as from January 1, 2025, the minimum
guaranteed rate of return is fixed at 2.50%. Due to the statutory minimum guaranteed return, Belgian defined contribution plans do not meet the definition of defined contribution plans under
IFRS. Therefore, the Belgian defined contribution plans are
classified as defined benefit plans.
In 2024, ArcelorMittal Bremen and the works council reached an agreement regarding the restructuring of pension plans with a recognition of plan amendment gain of 44 in cost of sales.
Others
A very limited number of defined benefit plans are in place in other countries (such as Mexico, Morocco, Ukraine and the
United States of America).
The majority of the funded defined benefit pension plans
described earlier provide benefit payments from trustee-
administered funds. ArcelorMittal also sponsors a number of
unfunded plans where the Company meets the benefit payment
obligation as it falls due. Plan assets held in trusts are legally separated from the Company and are governed by local
regulations and practice in each country, as is the nature of the relationship between the Company and the governing bodies
and their composition. In general terms, governing bodies are required by law to act in the best interest of the plan members and are responsible for certain tasks related to the plan (e.g.
setting the plan's investment policy).
In case of the funded pension plans, the investment positions are generally managed within an asset-liability matching ("ALM")
framework that has been developed to achieve long-term
investments that are in line with the obligations of the pension plans.
A long-term investment strategy has been set for ArcelorMittal’s major funded pension plans, with its asset allocation comprising of a mixture of equity securities, fixed income securities, real estate and other appropriate assets. This recognizes that
different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than
others. The long-term investment strategy ensures, in particular, that investments are adequately diversified.
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2024
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	5,284	2,498	507	1,987	292
Current service cost	83	16	—	55	12
Interest cost on DBO	250	110	46	67	27
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(7)	—	—	(4)	(3)
Plan participants’ contribution	2	—	—	2	—
Actuarial (gain) loss	(64)	24	(51)	(26)	(11)
Demographic assumptions	20	20	—	—	—
Financial assumptions	(95)	9	(73)	(21)	(10)
Experience adjustment	11	(5)	22	(5)	(1)
Benefits paid	(402)	(188)	(38)	(145)	(31)
Foreign currency exchange rate differences and other movements	(487)	(196)	(113)	(134)	(44)
Benefit obligation at end of the period	4,614	2,264	351	1,757	242

Change in plan assets
Fair value of plan assets at beginning of the period	3,771	2,517	451	773	30
Interest income on plan assets	171	106	39	25	1
Return on plan assets less than discount rate	64	92	(32)	4	—
Employer contribution	82	22	4	56	—
Plan participants’ contribution	2	—	—	2	—
Past service cost - Settlements	(3)	—	—	—	(3)
Benefits paid	(315)	(187)	(38)	(89)	(1)
Foreign currency exchange rate differences and other movements	(341)	(198)	(98)	(45)	—
Fair value of plan assets at end of the period	3,431	2,352	326	726	27

Present value of the wholly or partly funded obligation	(3,706)	(2,255)	(351)	(1,072)	(28)
Fair value of plan assets	3,431	2,352	326	726	27
Net present value of the wholly or partly funded obligation	(275)	97	(25)	(346)	(1)
Present value of the unfunded obligation	(908)	(9)	—	(685)	(214)
Prepaid due to unrecoverable surpluses	(41)	(35)	(3)	(3)	—
Net amount recognized	(1,224)	53	(28)	(1,034)	(215)

Net assets related to funded obligations	86	79	—	6	1
Recognized liabilities	(1,310)	(26)	(28)	(1,040)	(216)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(35)	(28)	(4)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	(5)	(6)	1	—	—
Exchange rates changes	1	1	—	—	—
Unrecoverable surplus at end of the period	(41)	(35)	(3)	(3)	—

	Year ended December 31, 2023
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	4,932	2,375	431	1,849	277
Current service cost	74	14	—	48	12
Interest cost on DBO	267	120	43	69	35
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Plan participants’ contribution	1	—	—	1	—
Actuarial (gain) loss	272	130	38	88	16
Demographic assumptions	15	4	—	10	1
Financial assumptions	246	123	33	86	4
Experience adjustment	11	3	5	(8)	11
Benefits paid	(382)	(193)	(40)	(121)	(28)
Divestments (note 2.3.1)	(50)	—	—	—	(50)
Foreign currency exchange rate differences and other movements	167	52	35	56	24
Benefit obligation at end of the period	5,284	2,498	507	1,987	292

Change in plan assets
Fair value of plan assets at beginning of the period	3,466	2,400	391	647	28
Interest income on plan assets	183	118	39	25	1
Return on plan assets less than discount rate	221	118	26	75	2
Employer contribution	89	19	4	66	—
Plan participants’ contribution	1	—	—	1	—
Benefits paid	(297)	(192)	(40)	(64)	(1)
Foreign currency exchange rate differences and other movements	108	54	31	23	—
Fair value of plan assets at end of the period	3,771	2,517	451	773	30

Present value of the wholly or partly funded obligation	(4,198)	(2,487)	(507)	(1,173)	(31)
Fair value of plan assets	3,771	2,517	451	773	30
Net present value of the wholly or partly funded obligation	(427)	30	(56)	(400)	(1)
Present value of the unfunded obligation	(1,086)	(11)	—	(814)	(261)
Prepaid due to unrecoverable surpluses	(35)	(28)	(4)	(3)	—
Net amount recognized	(1,548)	(9)	(60)	(1,217)	(262)

Net assets related to funded obligations	46	42	—	4	—
Recognized liabilities	(1,594)	(51)	(60)	(1,221)	(262)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(27)	(3)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	1	1	—	—	—
Exchange rates changes	(1)	—	(1)	—	—
Unrecoverable surplus at end of the period	(35)	(28)	(4)	(3)	—
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2024
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	83	16	—	55	12
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(4)	—	—	(4)	—
Net interest cost (income) on net DB liability (asset)	77	2	7	42	26
Total	111	18	7	48	38

	Year ended December 31, 2023
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	74	14	—	48	12
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Net interest cost (income) on net DB liability (asset)	82	—	4	44	34
Total	159	14	4	89	52

	Year ended December 31, 2022
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	99	24	—	63	12
Past service cost - Plan amendments	5	9	—	(4)	—
Past service cost - Curtailments	(26)	—	—	(26)	—
Net interest cost (income) on net DB liability (asset)	52	7	5	18	22
Total	130	40	5	51	34
Other post-employment benefits and other long-term employee
benefits ("OPEB")
This section includes post-employment employees benefits that are not disclosed above (i.e. includes lump sum benefits which are mandatory by law, medical insurance and life insurance). In addition, this section includes all other long-term employee benefits.
ArcelorMittal’s principal operating subsidiaries in Canada,
Europe and certain other countries, provide other post-
employment benefits and other long-term employee benefits,
including medical benefits and life insurance benefits, work medals and retirement indemnity plans, to employees and
retirees.
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2024
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	971	508	355	108
Current service cost	28	7	18	3
Interest cost on DBO	42	23	12	7
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Actuarial (gain) loss	3	6	(9)	6
Demographic assumptions	11	11	—	—
Financial assumptions	(2)	3	(6)	1
Experience adjustment	(6)	(8)	(3)	5
Benefits paid	(72)	(28)	(35)	(9)
Foreign currency exchange rate differences and other movements	(73)	(40)	(20)	(13)
Benefit obligation at end of the period	888	476	315	97

Change in plan assets
Fair value of plan assets at beginning of the period	4	—	4	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(16)	—	(16)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(12)	—	(12)	—
Present value of the unfunded obligation	(872)	(476)	(299)	(97)
Net amount recognized	(884)	(476)	(311)	(97)

	Year ended December 31, 2023
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	866	455	314	97
Current service cost	27	7	17	3
Interest cost on DBO	46	24	14	8
Past service cost - Plan amendments	6	—	(2)	8
Actuarial (gain) loss	64	41	30	(7)
Demographic assumptions	18	18	—	—
Financial assumptions	44	26	19	(1)
Experience adjustment	2	(3)	11	(6)
Benefits paid	(75)	(29)	(35)	(11)
Foreign currency exchange rate differences and other movements	37	10	17	10
Benefit obligation at end of the period	971	508	355	108

Change in plan assets
Fair value of plan assets at beginning of the period	5	—	5	—
Benefits paid	(1)	—	(1)	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(19)	—	(19)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(15)	—	(15)	—
Present value of the unfunded obligation	(952)	(508)	(336)	(108)
Net amount recognized	(967)	(508)	(351)	(108)
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2024
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	28	7	18	3
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Net interest cost (income) on net DB liability (asset)	42	23	12	7
Actuarial gain recognized during the year	(4)	—	(4)	—
Total	55	30	20	5

	Year ended December 31, 2023
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	27	7	17	3
Past service cost - Plan amendments	6	—	(2)	8
Net interest cost (income) on net DB liability (asset)	46	24	14	8
Actuarial loss recognized during the year	11	—	11	—
Total	90	31	40	19

	Year ended December 31, 2022
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	37	11	21	5
Net interest cost (income) on net DB liability (asset)	29	19	4	6
Actuarial gain recognized during the year	(20)	—	(20)	—
Total	46	30	5	11
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2024	2023	2022
Net periodic pension cost	111	159	130
Net periodic OPEB cost	55	90	46
Total	166	249	176

Cost of sales	35	100	115
Selling, general and administrative expenses	16	14	—
Financing costs - net	115	135	61
Total	166	249	176
Plan Assets
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2024
	Canada	Brazil	Europe
Equity Securities	22%	3%	18%
- Asset classes that have a quoted market price in an active market	15%	—	18%
- Asset classes that do not have a quoted market price in an active market	7%	3%	—
Fixed Income Securities (including cash)	25%	63%	59%
- Asset classes that have a quoted market price in an active market	16%	63%	59%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	2%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	2%	—
Other	44%	32%	23%
- Asset classes that have a quoted market price in an active market	—	32%	6%	' [1]
- Asset classes that do not have a quoted market price in an active market	44%	—	17%
Total	100%	100%	100%

	December 31, 2023
	Canada	Brazil	Europe
Equity Securities	27%	2%	8%
- Asset classes that have a quoted market price in an active market	20%	—	8%
- Asset classes that do not have a quoted market price in an active market	7%	2%	—
Fixed Income Securities (including cash)	33%	67%	58%
- Asset classes that have a quoted market price in an active market	24%	67%	58%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	1%	—
Other	31%	30%	34%
- Asset classes that have a quoted market price in an active market	—	30%	7%	' [1]
- Asset classes that do not have a quoted market price in an active market	31%	—	27%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.
These assets do not include direct investments in ArcelorMittal stock or ArcelorMittal bonds. They may include ArcelorMittal shares or bonds held by mutual fund investments. The invested assets produced a 235 and 404 actual return in 2024 and 2023, respectively.
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees usually establish, monitor and review asset allocation targets for the respective funds. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within agreed upon control ranges. The established targets observed as of December 31, 2024 are as described below:

	December 31, 2024
	Canada	Brazil	Europe
Equity Securities	22%	3%	16%
Fixed Income Securities (including cash)	25%	62%	61%
Real Estate	8%	1%	—	'[1]
Other'	45%	34%	23%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.
Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2024	2023	2022	2024	2023	2022
Discount rate
Range	3.40% - 17.00%	3.30% - 18.00%	3.75% - 24.00%	3.40% - 12.15%	3.30% - 10.15%	3.50% - 9.30%
Weighted average	5.07%	5.02%	5.44%	4.73%	4.68%	5.10%
Rate of compensation increase
Range	2.00% - 11.00%	2.00% - 11.00%	2.00% - 15.00%	2.00% - 5.00%	2.00% - 4.80%	2.00% - 4.80%
Weighted average	2.92%	2.93%	3.01%	3.24%	3.26%	3.29%

	Other Post-employment Benefits
	2024	2023	2022
Healthcare cost trend rate assumed
Range	2.10% - 6.59%	2.20% - 6.59%	2.00% - 4.50%
Weighted average	4.04%	4.06%	3.97%
Cash contributions and maturity profile of the plans
In 2025, the Company expects its cash contributions to amount to 178 for pension plans, 63 for other post-employment benefits plans and 129 for defined contribution plans. In 2024 and 2023, cash contributions to defined contributions plans were 107 and
146, respectively.
At December 31, 2024 and December 31, 2023, the weighted
average duration of liabilities related to pension and other post-
employment benefits plans remained unchanged at 10 years
and 11 years, respectively.
Risks associated with defined benefit plans
Through its defined benefit pension plans and OPEB plans,
ArcelorMittal is exposed to a number of risks, the most
significant of which are detailed below:
Changes in bond yields
An increase in corporate bond yields will decrease plan
liabilities, however it will decrease simultaneously the value of the plans’ bond holdings.
Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit. In most countries with funded plans, plan assets hold a significant portion of equities, which are expected to outperform corporate bonds in the long-term but contribute to volatility and risk in the short-term. As the plans mature, ArcelorMittal intends to reduce the level of investment risk by investing more in assets that better match the liabilities.
However, ArcelorMittal believes that due to the long-term nature of the plan liabilities, a level of continuing equity investment is an appropriate element of a long-term strategy to manage the plans efficiently.
Life expectancy
Most plans provide benefits for the life of the covered members, so increases in life expectancy will result in an increase in the plans’ benefit obligations.
Assumptions regarding future mortality rates have been set
considering published statistics and, where possible,
ArcelorMittal’s own experience.
The current longevity at retirement underlying the values of the defined benefit obligation was approximately 23 years.
Healthcare cost trend rate
The majority of the OPEB plans’ benefit obligations are linked to the change in the cost of various health care components.
Future healthcare cost will vary based on several factors
including price inflation, utilization rate, technology advances, cost shifting and cost containing mechanisms. A higher
healthcare cost trend would lead to higher OPEB plan benefit obligations.
Sensitivity analysis
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2024, the defined benefit obligation for pension plans was 4,614):

	Effect on 2025 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2024 DBO
Change in assumption
100 basis points decrease in discount rate	(13)	504
100 basis points increase in discount rate	11	(414)
100 basis points decrease in rate of compensation	(11)	(105)
100 basis points increase in rate of compensation	12	108
1 year increase of the expected life of the beneficiaries	6	105
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans
(as of December 31, 2024 the defined benefit obligation for post-employment benefit plans was 888):

	Effect on 2025 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2024 DBO
Change in assumption
100 basis points decrease in discount rate	(1)	109
100 basis points increase in discount rate	—	(88)
100 basis points decrease in healthcare cost trend rate	(4)	(51)
100 basis points increase in healthcare cost trend rate	4	63
1 year increase of the expected life of the beneficiaries	1	14
The above sensitivities reflect the effect of changing one
assumption at a time. Actual economic factors and conditions often affect multiple assumptions simultaneously, and the effects of changes in key assumptions are not necessarily linear.
8.3    Share-based payments
ArcelorMittal issues equity-settled share-based payments to
certain employees which are RSUs and PSUs. Equity-settled
share-based payments are measured at fair value (excluding
the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-
settled share-based payments is expensed on a graded
vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Where the fair value calculation requires modeling of the Company’s
performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer
companies. The expected life used in the model has been
adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. The fair value determined at the grant date of the equity-settled share-based payments is
expensed on a straight line method over the vesting period.
ArcelorMittal Equity Incentive Plan
ArcelorMittal operates a long-term incentive plan ("the
ArcelorMittal Equity Incentive Plan") to incentivize shareholder wealth creation in excess of performance of a peer group and incentivize executives to achieve strategy. The ArcelorMittal
Equity Incentive Plan is intended to align the interests of the
Company’s shareholders and eligible employees by allowing
them to participate in the success of the Company. The
ArcelorMittal Equity Incentive Plan provides for the grant of
RSUs and PSUs to eligible employees of the Company
(including Executive Officers) and is designed to incentivize employees, improve the Company’s long-term performance and
retain key employees.
The grant of PSUs under the ArcelorMittal Equity Incentive Plan aims to serve as an effective performance-enhancing scheme
based on the employee’s contribution to the eligible
achievement of the Company’s strategy. Awards in connection
with PSUs are subject to the fulfillment of cumulative
performance criteria over a three-year period from the date of the PSU grant such as return on capital employed ("ROCE"),
total shareholders return ("TSR"), earnings per share ("EPS")
and gap to competition (until 2022). Performance criteria also include a set of three weighted environmental, social and
governance ("ESG") indicators representing 30% and 20%
award vesting for the Executive Office and Executive Officers, respectively, including health & safety, climate action and
diversity & inclusion ("D&I"). For health & safety (10% award vesting for both Executive Office and Executive Officers), the target is to halve the fatality frequency rate versus a defined baseline (the baseline is the adjusted average frequency rate over 5 years before the grant). For D&I (10% and 5% award
vesting for Executive Office and Executive Officers,
respectively), the target is to reduce by 40% the gap between the Company's 2030 target of having 25% women in
management and 2020 baseline. For climate (10% and 5%
award vesting for Executive Office and Executive Officers,
respectively), the CO2 emission target has been set to be
reached by the end of the vesting period. The employees
eligible to receive PSUs are a sub-set of the group of employees eligible to receive RSUs.
RSUs granted under the ArcelorMittal Equity Incentive Plan are designed to provide a retention incentive to eligible employees.
RSUs are subject to “cliff vesting” after 3 years, with 100% of the grant vesting on the third anniversary of the grant contingent upon the continued active employment of the eligible employee within the Company.
The maximum number of PSUs and RSUs available for grant
during any given year is subject to the prior approval of the
Company’s shareholders at the AGM. The 2021, 2022, 2023
and 2024 Caps for the number of PSUs/RSUs that may be
allocated to the Executive Office and other retention and
performance based grants below the Executive Office level,
were approved at the AGMs on June 8, 2021, May 4, 2022, May
2, 2023 and April 30, 2024, respectively, at a maximum of
3,500,000 shares, 3,500,000 shares, 3,500,000 shares and
5,500,000 shares, respectively.
Conditions of the 2024 grant were as follows:

		Executive Office					Executive Officers
2024 Grant	●	PSUs with a three year performance period				●	PSUs with a three year performance period
	●	Value at grant 180% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:				●	Vesting conditions:
			Target	Stretch	Ceiling			Threshold	Target	Stretch	Ceiling
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	120% vs. weighted average	≥140% vs. weighted average		TSR vs. peer group (40%)	80% rolling average	100% rolling average	120% rolling average	≥140% rolling average
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
							ROCE (40%)	2/3 of target	100% of target	4/3 of target	155% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target	≥140% of target		Vesting percentage	50%	100%	150%	200%
		Vesting percentage	100%	150%	200%		ESG (20%): H&S 10%, Climate action 5% and D&I 5%	80% weighted average	100% of target	120% of target	140% of target
							Vesting percentage	50%	100%	150%	200%
						●	RSUs with a three year vesting period
Awards made in previous financial years which have not yet reached the end of the vesting period
ArcelorMittal's Equity Incentive Plan for senior management including Executive Officers follows the Company's strategy. In addition to the 2024 grant, the summary of outstanding plans as of December 31, 2024 is as follows:

		Executive Office				Executive Officers
2021 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% median	≥120% median		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	50%	100%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%)		100% of target		Vesting percentage	100%	150%
						ESG 20%	100% of target	120% of target
		Vesting percentage		100%			100%	150%
					●	RSUs with a three year vesting period
					●	RSUs with a two year vesting period

		Executive Office				Executive Officers
2022 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target				Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)		100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage		100%	150%
						Gap to competition (40%)		100% of target	120% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage		100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%		100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage		100%	150%
					●	RSUs with a three year vesting period

		Executive Office				Executive Officers
2023 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Target	Stretch			Threshold	Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	—	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	—	100%	150%
						ROCE (40%)	2/3 of target	100% of target	4/3 of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	50%	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	—	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	—	100%	150%
					●	RSUs with a three year vesting period
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2024:

At Grant date						Number of PSUs/RSUs issued as of December 31, 2024
Grant date	Type of plan	Number of PSUs/RSUs	Number of beneficiaries	Maturity	Fair value per PSU/ RSU	PSUs/ RSUs outstanding	PSUs/ RSUs forfeited	PSUs/ RSUs vested
December 5, 2024	RSU	1,636,575	1,092	December 5, 2027	25.33	1,636,575	—	—
December 5, 2024	PSU	1,664,925	847	January 1, 2028	23.89	1,664,925	—	—
December 5, 2024	Executive Office	241,856	2	January 1, 2028	22.35	241,856	—	—
December 8, 2023	RSU	1,269,300	958	December 8, 2026	25.58	1,217,900	47,976	3,424
December 8, 2023	PSU	985,700	256	January 1, 2027	22.06	928,100	57,600	—
December 8, 2023	Executive Office	141,973	2	January 1, 2027	20.49	141,973	—	—
December 13, 2022	RSU	866,000	802	December 13, 2025	27.61	773,900	82,269	9,831
December 13, 2022	PSU	644,800	242	January 1, 2026	23.64	582,700	62,100	—
December 13, 2022	Executive Office	141,564	2	January 1, 2026	22.47	141,564	—	—
December 16, 2021	PSU	575,400	244	January 1, 2025	28.29	482,250	93,150	—
December 16, 2021	Executive Office	109,143	2	January 1, 2025	27.20	109,143	—	—
Total		8,277,236			$20.49 – $28.29	7,920,886	343,095	13,255
The compensation expense recognized for PSUs and RSUs
was 37, 39 and 38 for the years ended December 31, 2024,
2023 and 2022, respectively.
Share unit plan activity is summarized below as of and for each year ended December 31, 2024, 2023 and 2022:

	RSUs		PSUs and Executive Office
	Number of RSUs	Fair value per RSU	Number of PSUs	Fair value per PSU
Outstanding, December 31, 2021	2,094,950	26.99	4,305,811	20.58
Granted	866,000	27.61	786,364	23.43
Exited	(17,294)	26.21	(673,661)	20.84
Forfeited	(106,506)	26.36	(725,018)	19.54
Outstanding, December 31, 2022	2,837,150	27.20	3,693,496	21.35
Granted	1,269,300	25.58	1,127,673	21.86
Exited	(1,232,074)	24.05	(1,434,251)	18.16
Forfeited	(116,576)	26.90	(92,616)	22.21
Outstanding, December 31, 2023	2,757,800	27.88	3,294,302	22.89
Granted	1,636,575	25.33	1,906,781	23.70
Exited	(635,276)	32.54	(565,731)	19.44
Forfeited	(130,724)	28.21	(342,841)	21.74
Outstanding, December 31, 2024	3,628,375	25.90	4,292,511	23.79